Risk Management and Report - Schedule of Credit Risk Exposure Per Balance Sheet Item, Including Derivatives, Detailed by Both Geographic Region and Industry Sector (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023
Cash and Due from Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	$ 2,699,076		$ 2,464,648
Cash and Due from Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,036,476		590,426
Cash and Due from Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,662,600		1,874,222
Cash and Due from Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Cash and Due from Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,699,076		2,464,648
Cash and Due from Banks [Member] | Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,928,373		1,536,512
Cash and Due from Banks [Member] | United States [Member]
Credit Risk Exposure [Line Items]
Financial Assets	652,953		811,198
Cash and Due from Banks [Member] | England [Member]
Credit Risk Exposure [Line Items]
Financial Assets	20,508		27,492
Cash and Due from Banks [Member] | Brazil [Member]
Credit Risk Exposure [Line Items]
Financial Assets	8		9
Cash and Due from Banks [Member] | Others Currency [Member]
Credit Risk Exposure [Line Items]
Financial Assets	97,234		89,437
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,303,353		2,035,540
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets			243
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,172,704		1,866,896
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	6,142		19,162
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	22,249		17,657
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets	200		132
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	16,341		17,498
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	30,120		8,211
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,071		2,612
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	38,718		25,190
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	8,396		16,503
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	6,412		61,436
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,303,353		2,035,540
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,714,381		3,363,624
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,217,317		2,799,442
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	278,140		227,871
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	218,924		336,311
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,714,381		3,363,624
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	411,689		409,328
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	411,689		409,328
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	411,689		409,328
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,093,057		871,685
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,713,405		3,363,624
Financial assets held for trading at fair value through profit or loss [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	411,090		408,654
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	61,643		73,508
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	976
Financial assets held for trading at fair value through profit or loss [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	599		630
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	949,232		885,777
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	199,421		204,570
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets			44
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	227,670	[1]	212,639	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	199,429		124,808
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,890		15,853
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13,094		6,396
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets	200		132
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,394		1,834
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,024		3,529
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	315		3
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,183		1,074
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	638		1,589
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,503		57,421
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	227,670		212,639
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	161,046	[1]	129,760	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,215	[1]	13,712	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	30,380	[1]	27,450	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[1]		[2]
Financial assets held for trading at fair value through profit or loss [Member] | Forwards [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	32,029	[1]	41,717	[2]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,070,481	[3]	1,818,155	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets			243
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,972,003		1,739,380
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,079		2,610
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,970		10,797
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13,947		15,664
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	23,613		3,848
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,756		2,609
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	37,459		24,116
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,758		14,914
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,896		3,974
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,070,481		1,818,155
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	927,824	[3]	739,444	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	57,428	[3]	59,478	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	917,837	[3]	856,718	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[3]		[4]
Financial assets held for trading at fair value through profit or loss [Member] | Swaps [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	167,392	[3]	162,515	[4]
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,949		3,435
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,182		1,899
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,036		422
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,159		252
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,483		834
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	76
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13		28
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,949		3,435
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3,937		1,939
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets			248
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,012		955
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Call Options [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets			293
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	253		1,311
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	90		809
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	137		277
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets	26		212
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets			13
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	253		1,311
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	250		542
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets			70
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets	3		654
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Put Options [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets			45
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Derivative contracts Financial [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Chile [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | United States [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | England [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Brazil [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Futures [Member] | Others Currency [Member] | Derivative contracts Financial [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,495,457		3,027,313
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,217,317		2,799,442
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	278,140		227,871
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,495,457		3,027,313
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,495,457		3,027,313
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	217,948		336,311
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	217,948		336,311
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	217,948		336,311
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	217,948		336,311
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other debt financial instruments issued in Chile [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	976
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Financial debt instruments issued Abroad [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	408,121		405,752
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	408,121		405,752
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	408,121		405,752
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	408,121		405,752
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Investments in mutual funds [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,039		2,543
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,039		2,543
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,039		2,543
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,039		2,058
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets			485
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Equity Instruments [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,529		1,033
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,529		1,033
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,529		1,033
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Chile [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,930		844
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | United States [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	599		145
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | England [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Brazil [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets held for trading at fair value through profit or loss [Member] | Other [Member] | Others Currency [Member] | Others Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets			44
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,088,345		3,786,525
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets			473,642
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	660,777		1,364,010
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,394,496		1,664,513
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,202		17,791
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,315		12,507
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,503		7,277
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,052		4,837
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets			241,948
Financial Assets at fair value through other comprehensive income [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,088,345		3,786,525
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	9,492		11,912
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	9,492		11,912
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	9,492		11,912
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,959		49,065
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,959		49,065
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,959		49,065
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,036,407		3,579,317
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277		10,601
Financial Assets at fair value through other comprehensive income [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	51,938		207,208
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	28,599		11,975
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	40,794		18,712
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,215		1,311
Financial Assets at fair value through other comprehensive income [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,566		18,378
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Forwards [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,959		49,065
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,959		49,065
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	73,959		49,065
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	28,599		11,975
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	40,794		18,712
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Swaps [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,566		18,378
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Call Options [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Put Options [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Derivative contracts financial for hedging purposes [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Chile [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | United States [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | England [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Brazil [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Futures [Member] | Others Currency [Member] | Derivative contracts financial for hedging purposes [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	660,777		1,837,652
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets			473,642
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	660,777		1,364,010
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	660,777		1,837,652
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	660,777		1,837,652
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,375,630		1,741,665
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,342,558		1,457,305
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,202		17,791
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,315		12,507
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets	11,503		7,277
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,052		4,837
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets			241,948
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,375,630		1,741,665
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	1,375,630		1,741,665
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Other debt financial instruments issued in Chile [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	51,938		207,208
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	51,938		207,208
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	51,938		207,208
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	51,938		207,208
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Financial debt instruments issued Abroad [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277		10,601
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277		10,601
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277		10,601
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	7,277		10,601
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued in Chile [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,215		1,311
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,215		1,311
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Equity Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,215		1,311
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Chile [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | United States [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | England [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Brazil [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial Assets at fair value through other comprehensive income [Member] | Equity instruments issued by foreign institutions [Member] | Others Currency [Member] | Equity Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	2,215		1,311
Financial assets at amortized cost Rights by resale agreements and securities lending [Member]
Credit Risk Exposure [Line Items]
Financial Assets	87,291		71,822
Financial assets at amortized cost Rights by resale agreements and securities lending [Member] | Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets	87,291		71,822
Financial assets at amortized cost Rights by resale agreements and securities lending [Member] | United States [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost Rights by resale agreements and securities lending [Member] | England [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost Rights by resale agreements and securities lending [Member] | Brazil [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost Rights by resale agreements and securities lending [Member] | Others Currency [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		1,431,141
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets			507,261
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		923,880
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		1,431,141
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	667,703		2,519,931
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets			2,100,933
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	667,703		418,998
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	667,703		2,519,931
Financial assets at amortized cost [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	38,936,296		37,651,274
Financial assets at amortized cost [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		1,431,141
Financial assets at amortized cost [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	300,042		2,100,933
Financial assets at amortized cost [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	38,816,426		37,630,017
Financial assets at amortized cost [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets			436
Financial assets at amortized cost [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	269,191		205,362
Financial assets at amortized cost [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	98,470		213,200
Financial assets at amortized cost [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	119,870		21,257
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		1,431,141
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets			507,261
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		923,880
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Debt Financial Instruments [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		1,431,141
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Chile [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets	944,109		1,431,141
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | United States [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | England [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Brazil [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | From the Chilean Government and Central Bank [Member] | Others Currency [Member] | Debt Financial Instruments [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets			2,100,933
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets			2,100,933
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets			2,100,933
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets			2,100,933
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Central Bank of Chile [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	300,042
Financial assets at amortized cost [Member] | Domestic banks [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Domestic banks [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	367,661	[5]	418,998	[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	367,661
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	367,661
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets			418,998
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Foreign banks [Member] | Loans and advances to Banks One [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets			418,998
Financial assets at amortized cost [Member] | Foreign banks [Member] | Chile [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[5]		[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | United States [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[5]		[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | England [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[5]	436	[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Brazil [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	269,191	[5]	205,362	[6]
Financial assets at amortized cost [Member] | Foreign banks [Member] | Others Currency [Member] | Loans and advances to Banks [Member]
Credit Risk Exposure [Line Items]
Financial Assets	98,470	[5]	213,200	[6]
Financial assets at amortized cost [Member] | Commercial loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	20,147,980		20,030,044
Financial assets at amortized cost [Member] | Commercial loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	20,028,110		20,008,787
Financial assets at amortized cost [Member] | Commercial loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Commercial loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	119,870		21,257
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13,233,327		12,310,768
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	13,233,327		12,310,768
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Residential Mortgage Loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,554,989		5,310,462
Financial assets at amortized cost [Member] | Consumer loans [Member] | Chile [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets	5,554,989		5,310,462
Financial assets at amortized cost [Member] | Consumer loans [Member] | United States [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | England [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Brazil [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Consumer loans [Member] | Others Currency [Member] | Loans to Customers, Net [Member]
Credit Risk Exposure [Line Items]
Financial Assets
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Central Bank of Chile [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Government [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Retail (Individuals) [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Financial Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	82,505	[7]	54,329
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Trade [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Manufacturing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Mining [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Electricity, Gas and Water [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Agriculture and Livestock [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Fishing [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Transportation and Telecom [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Construction [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Services [Member]
Credit Risk Exposure [Line Items]
Financial Assets	4,786	[7]	15,189
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Other [Member]
Credit Risk Exposure [Line Items]
Financial Assets		[7]	2,304
Financial assets at amortized cost [Member] | Rights by resale agreements [Member] | Credit Risk Total [Member]
Credit Risk Exposure [Line Items]
Financial Assets	$ 87,291	[7]	$ 71,822

[1]	Others includes: France Ch$28,892 million and Spain Ch$2,313 million.
[2]	Others includes: France Ch$33,034 million and Spain Ch$7 million.
[3]	Others includes: France Ch$43,194 million, Spain Ch$31,437 million and Canada Ch$92,761 million.
[4]	Others includes: France Ch$38,199 million and Spain Ch$31,881 million.
[5]	Others includes: China Ch$32,260 million and Netherlands Ch$26,931 million.
[6]	Others includes: China Ch$109,229 million.
[7]	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).